RESTRICTED CASH AND INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Cash collateral and certificates of deposit	$ 260	$ 7,687
Replacement reserves	811	950
Escrow deposits	529	532
Total current portion	1,600	9,169
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted investments for debt obligations	2,274	2,264
HUD and other replacement reserves	1,590	1,294
Total noncurrent portion	3,864	3,558
Total restricted cash and investments	$ 5,464	$ 12,727